Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$347,144,637.14	0.8550361	$311,826,790.14	0.7680463	$35,317,847.00
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,007,474,637.14	0.7601689	$972,156,790.14	0.7335205	$35,317,847.00

Weighted Avg. Coupon (WAC)	3.32%		3.31%
Weighted Avg. Remaining Maturity (WARM)	51.34		50.38
Pool Receivables Balance	$1,049,070,653.67		$1,012,896,961.03
Remaining Number of Receivables	64,201		63,269

Adjusted Pool Balance	$1,027,504,837.52		$992,186,990.52

III. COLLECTIONS

Principal:
Principal Collections	$34,014,648.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$724,414.26
Total Principal Collections	$34,739,062.54

Interest:
Interest Collections	$3,016,403.25
Late Fees & Other Charges	$66,948.93
Interest on Repurchase Principal	$-
Total Interest Collections	$3,083,352.18

Collection Account Interest	$992.95
Reserve Account Interest	$107.37
Servicer Advances	$-

Total Collections	$37,823,515.04

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$37,823,515.04
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$37,823,515.04

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$874,225.54		$874,225.54	$874,225.54
Collection Account Interest					$992.95
Late Fees & Other Charges					$66,948.93
Total due to Servicer					$942,167.42

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$127,286.37		$127,286.37
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$602,499.37		$602,499.37	$602,499.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$36,119,850.25

9. Regular Principal Distribution Amount:					$35,317,847.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,317,847.00
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,317,847.00		$35,317,847.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$35,317,847.00		$35,317,847.00

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					802,003.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,565,816.15
Beginning Period Amount	$21,565,816.15
Current Period Amortization	$855,845.64
Ending Period Required Amount	$20,709,970.51
Ending Period Amount	$20,709,970.51
Next Distribution Date Amount	$19,871,590.88

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.95%	2.02%	2.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	62,511	98.51%	$997,824,142.84
30 - 60 Days	0.88%	558	1.11%	$11,222,117.07
61 - 90 Days	0.26%	163	0.31%	$3,155,557.07
91 + Days	0.06%	37	0.07%	$695,144.05
		63,269		$1,012,896,961.03
Total
Delinquent Receivables 61 + days past due	0.32%	200	0.38%	$3,850,701.12
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	221	0.44%	$4,651,527.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	223	0.43%	$4,623,341.85
Three-Month Average Delinquency Ratio	0.33%		0.42%

Repossession in Current Period		66		$1,421,563.19
Repossession Inventory		155		$807,356.12

Charge-Offs
Gross Principal of Charge-Off for Current Period				$2,159,044.36
Recoveries				$(724,414.26)
Net Charge-offs for Current Period				$1,434,630.10

Beginning Pool Balance for Current Period				$1,049,070,653.67

Net Loss Ratio				1.64%
Net Loss Ratio for 1st Preceding Collection Period				1.44%
Net Loss Ratio for 2nd Preceding Collection Period				0.40%
Three-Month Average Net Loss Ratio for Current Period				1.16%

Cumulative Net Losses for All Periods				$7,803,203.21
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$4,714,568.79
Number of Extensions				224